Related Party Agreements - Summary of outstanding balances and a description of significant relationships (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from Related Parties	$ 2,003	$ 1,963
Due to Related Parties	14,838	11,393
Notes Payable, Related Parties	254,353	181,621
Due from related party–NantBio
Related Party Transaction [Line Items]
Due from Related Parties	1,294	1,305
Due from related party–NantOmics
Related Party Transaction [Line Items]
Due from Related Parties	591	602
Due from related parties–Various
Related Party Transaction [Line Items]
Due from Related Parties	118	56
Due to related party–NantWorks
Related Party Transaction [Line Items]
Due to Related Parties	10,650	8,105
Due to related party–Duley Road
Related Party Transaction [Line Items]
Due to Related Parties	2,787	2,053
Due to related party–NantBio
Related Party Transaction [Line Items]
Due to Related Parties	943	945
Due to related party–NantPharma
Related Party Transaction [Line Items]
Due to Related Parties	187	188
Due to related party–Immuno-Oncology Clinic, Inc
Related Party Transaction [Line Items]
Due to Related Parties	271	102
Related party notes payable–NantCapital
Related Party Transaction [Line Items]
Notes Payable, Related Parties	109,246	42,385
Related party notes payable–NantMobile
Related Party Transaction [Line Items]
Notes Payable, Related Parties	56,660	55,009
Related party notes payable–NantWorks
Related Party Transaction [Line Items]
Notes Payable, Related Parties	51,546	49,088
Related party notes payable–NCSC
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 36,901	$ 35,139